Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

July 20, 2011

VIA EDGAR

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:
Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of DWS Strategic Income VIP (the “Fund”), a Series of DWS Variable Series II (the “Trust”) (Reg. Nos. 33-11802, 811-05002) (the “Registration Statement”)

To the Commission:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on September 22, 2011.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect (i) a change in the Fund’s name to DWS Unconstrained Income VIP; and (ii) related changes to the Fund’s investment objective and certain investment policies.  The Amendment has been electronically coded to show changes from the Fund’s Class A Prospectus and Statement of Additional Information filed with the Commission on April 28, 2011 in Post-Effective Amendment No. 77 for the Fund.

Please direct any comments or questions on this filing to the undersigned at (617) 295-3357.

Very truly yours,

/s/Thomas H. Connors

Thomas H. Connors
Director and Senior Counsel

cc:           John Marten, Esq., Vedder Price LLC